Partners' Equity - Additional (Details) $ in Thousands		6 Months Ended
	Apr. 06, 2021 EquityInstruments shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 shares
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments	5,984
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments	2,992
ATM Programme | GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners		2.00%
Common units
Equity transactions
Number of units issued in share-based payment	8,976	8,976	68,432
Number of common units in public offering or general partner units		3,195,401
Common units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units		3,195,401
Net proceeds from issuance of units | $		$ 9,593
General partner units
Equity transactions
Number of common units in public offering or general partner units		56,158
General partner units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units		56,158
Net proceeds from issuance of units | $		$ 205